Fair Value, Liabilities Measured on Nonrecurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 1	$ 0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 4	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 5	(4,442,367)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 6	$ (4,442,367)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 1		$ 4,753,454
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 2		0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 3		0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 4		4,753,454
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 5		(8,918,427)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 6		$ (8,918,427)